UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                                 THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                     [LOGO]
                             ----------------------
                                    J A P A N
                             Smaller Companies Fund

              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------

                                                                            Page

Manager's Discussion and Analysis of Fund Performance ...................      1

Schedule of Investments .................................................      4

Statement of Assets and Liabilities .....................................      5

Statement of Operations .................................................      6

Statement of Changes in Net Assets ......................................      7

Financial Highlights ....................................................      8

Notes to Financial Statements ...........................................      9

Report of Independent Registered Public Accounting Firm .................     14

Disclosure of Fund Expenses .............................................     15

Trustees and Officers of The Advisors' Inner Circle Fund ................     16

Approval of Investment Advisory Agreements ..............................     24

Notice to Shareholders ..................................................     26

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                        MANAGER'S DISCUSSION AND ANALYSIS
                               OF FUND PERFORMANCE

INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund (the "Fund") seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of 300 billion yen or less) Japanese issuers.

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
                         CALENDAR
                          YEAR TO               THREE       FIVE       SINCE
                           DATE     ONE YEAR    YEARS      YEARS     INCEPTION*
                           ENDED     ENDED      ENDED*     ENDED*     6/27/01-
                         10/31/07   10/31/07   10/31/07   10/31/07    10/31/07
--------------------------------------------------------------------------------
JAPAN SMALLER
COMPANIES
FUND (JSCFX)              -9.76%     -9.61%      2.55%     10.71%       6.86%
--------------------------------------------------------------------------------
Topix Small Cap
Index (TPXSM)             -0.69%     -0.75%     10.04%     18.60%       8.86%
--------------------------------------------------------------------------------

*     Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-335-2110 OR VISIT OUR WEBSITE AT WWW.JSCF.COM.

The Fund fell 9.61% for the term versus the Topix Small Cap Index, which gave up 0.75%. The Fund performed well from the last quarter of calendar 2006 through mid year 2007, thanks largely to exposure to the Japanese Real Estate Investment Trusts ("JREITs"). The Fund embraced the JREITs as a significant strategy several quarters prior, beginning when the JREITs were among the worst performing sub sectors in the market. Gradually, investors, particularly foreign institutions, recognized the value embedded in the JREITs. As the discounts to NAV and dividend yields for the JREITs became less attractive through the first quarter 2007, we aggressively decreased our weighting in the asset class.

                        MANAGER'S DISCUSSION AND ANALYSIS
                         OF FUND PERFORMANCE (CONTINUED)

Throughout the spring and summer, consumption in general and domestic demand in particular suffered. The combination of higher interest rates and the misplacing of state pension records by the government dampened consumer confidence. As the earnings outlook deteriorated, we cut back on both our exposure in consumption names, in some cases exiting positions entirely. Through our ongoing research process, we discovered many asset-backed equities which were trading at meaningful discounts to intrinsic value. Although both assessed and transacted property prices continued to recover, we thought it curious equities which had real estate assets embedded on the corporate balance sheet should continue to languish, and with the proceeds from the sale of the JREITs and consumption names, built several significant positions in asset rich equities. From mid-year however, the market sentiment darkened considerably. The defeat of several high profile activist fund proposals during the shareholder meeting season in June dominated the news headlines at the time, and weakened confidence in the prospect of corporate return measures. The following month saw the failure of a high profile tender offer in real estate company TOC (8841), forestalling what would have been Japan's first hostile takeover. The successful tender of TOC would have, in our view, served to usher in a new transaction driven era in the market. Instead, the defeat resulted in an exodus of foreign capital from Japan. The retreat was further exacerbated by global risk reduction caused by the subprime sell off. A distinct contagion of subprime related selling adversely affected Japanese asset related shares.

We believe the Fund to be trading at a historical discount to the market based on its intrinsic value, and going into 2008, we anticipate the market will stand to benefit through an increase in transactions, be it M&A or the activity of private equity firms. Such deals are the key to unlocking the inherent value in the Japanese market. We have already begun to see evidence of such transactions, particularly in the property sector. The end of the most recent period saw successful transactions in the hotel space, with Mitsui acquiring the Imperial Hotel group from Cerberus, and a Mori/Davinci consortium purchasing the Pastoral Hotel in Toranomon. While 2007 did see some setbacks, we are more convinced than ever that Japan's underperforming assets will be re-rated going forward.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE FUND RETAINS A REDEMPTION FEE OF 2.00% ON REDEMPTIONS OF SHARES HELD LESS THAN 30 DAYS.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         JAPAN SMALLER COMPANIES FUND VERSUS THE TOPIX SMALL CAP INDEX,
                       AND THE LIPPER JAPAN FUNDS AVERAGE.

                ----------------------------------------------
                                                    Annualized
                One-Year   Three-Year   Five Year    Inception
                 Return      Return       Return     to Date*
                ----------------------------------------------
                 -9.61%       2.55%       10.71%       6.86%
                ----------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Japan Smaller Companies Fund     Topix Small Cap Index(1)    Lipper Japan Funds Average(2)
6/27/01    $10,000                          $10,000                     $10,000
10/31/01     9,550                            8,679                       7,496
10/31/02     9,159                            7,309                       6,214
10/31/03    12,068                           11,200                       8,403
10/31/04    14,128                           12,869                       8,964
10/31/05    17,859                           17,086                      11,230
10/31/06    16,855                           17,277                      12,505
10/31/07    15,236                           17,148                      12,664

*     Commencement of operations was June 27, 2001.

(1) The TOPIX Small Cap Index is a capitalization-weighted index designed to measure the performance of the stocks not included in the TOPIX 500 Index that are listed on the First Section of the Tokyo Stock Exchange.

(2) The Lipper Japan Funds Average represents the average performance of 41 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. If the Adviser had not limited certain expenses, the Fund's total returns would have been lower.

October 31, 2007

JAPAN SMALLER                                                            Value
COMPANIES FUND                                           Shares           (000)
-------------------------------------------------------------------------------

SECTOR WEIGHTINGS (Unaudited)+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                  29%
Consumer Discretionary                                                      47%
Information Technology                                                       1%
Consumer Staples                                                             5%
Industrials                                                                 18%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK (99.5%)
COMMERCIAL SERVICES (3.8%)
   CONSULTING SERVICES (3.8%)
   ASK Planning Center*                                 337,000   $      1,014
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (1.2%)
   BUILDING MAINTENANCE & SERVICES (1.2%)
   Aeon Delight*                                          8,300            303
                                                                  ------------
ENGINEERING & CONSTRUCTION (4.0%)
   BUILDING & CONSTRUCTION
   MISCELLANEOUS (4.0%)
   Shinnihon*                                           273,500          1,057
                                                                  ------------
ENTERTAINMENT (6.4%)
   MOTION PICTURES & SERVICES (6.4%)
   Toei*                                                306,000          1,700
                                                                  ------------
HEALTH CARE (0.8%)
   MEDICAL INSTRUMENTS (0.8%)
   Topcon*                                               15,200            222
                                                                  ------------
HOME BUILDERS (1.9%)
   BUILDING RESIDENTIAL/COMMERCIAL (1.9%)
   Token*                                                10,440            493
                                                                  ------------
REAL ESTATE (34.7%)
   REAL ESTATE MANAGEMENT/SERVICES (21.0%)
   Arnest One*                                          115,500            656
   Azel*                                                996,000          2,540
   Daikyo*                                                  396              1
   Iida Home Max*                                        42,400            487
   TOC*                                                 139,000          1,163
   Yasuragi                                              82,100            310
   Zephyr*                                                  233            387
                                                                  ------------
                                                                         5,544
                                                                  ------------
   REAL ESTATE
   OPERATIONS/DEVELOPMENT (13.7%)
   Shin Nihon Tatemono*                                 307,800          1,743
   Suncity*                                               1,574            751
   Touei Housing*                                       112,700          1,145
                                                                  ------------
                                                                         3,639
                                                                  ------------
                                                                         9,183
                                                                  ------------

                                                                         Value
                                                         Shares          (000)
-------------------------------------------------------------------------------

REITS (11.2%)
   REITS APARTMENTS (4.7%)
   FC Residential Investment                                285   $      1,184
   Japan Single Residence REIT*                              13             50
   TGR Investment*                                            2              6
                                                                  ------------
                                                                         1,240
                                                                  ------------
   REITS DIVERSIFIED (3.4%)
   Advance Residence Investment*                            207            832
   Joint REIT Investment*                                    23             73
                                                                  ------------
                                                                           905
                                                                  ------------
   REITS HOTEL (3.1%)
   Nippon Hotel Fund Investment*                            188            812
                                                                  ------------
                                                                         2,957
                                                                  ------------
RETAIL (26.6%)
   RETAIL APPAREL/SHOE (11.2%)
   Nishimatsuya Chain*                                   37,700            509
   Pal*                                                  42,950            863
   Right On*                                             97,900          1,173
   United Arrows*                                        38,000            405
                                                                  ------------
                                                                         2,950
                                                                  ------------
   RETAIL BUILDING PRODUCTS (3.5%)
   Arc Land Sakamoto*                                    63,200            926
                                                                  ------------
   RETAIL DRUG STORE (5.3%)
   Welcia Kanto*                                         47,200          1,386
                                                                  ------------
   RETAIL RESTAURANTS (2.8%)
   Joyfull*                                              79,500            750
                                                                  ------------
   RETAIL SPORTING GOODS (3.0%)
   Xebio*                                                27,200            803
                                                                  ------------
   VISION SERVICE CENTER (0.8%)
   Megane TOP*                                           22,700            220
                                                                  ------------
                                                                         7,035
                                                                  ------------
STORAGE/WAREHOUSING (8.9%)
   STORAGE/WAREHOUSING (8.9%)
   Shibusawa Warehouse*                                 378,000          2,338
                                                                  ------------
TOTAL COMMON STOCK
   (Cost $31,645)                                                       26,302
                                                                  ------------
TOTAL INVESTMENTS (99.5%)
   (Cost $31,645)                                                 $     26,302
                                                                  ------------

PERCENTAGES ARE BASED ON NET ASSETS OF $26,431 (000).

*     SECURITIES WERE FAIR VALUED IN ACCORDANCE WITH FAIR VALUE  PROCEDURES (SEE
      NOTE 2 ON PAGE 9).

REIT -- REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2007

                                                                  JAPAN SMALLER
                                                                    COMPANIES
                                                                      FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $31,645) ........................    $   26,302
   Foreign Currency at Value* (Cost $257) .....................           256
   Receivable for Capital Shares Sold .........................            76
   Dividend and Interest Receivable ...........................           126
   Prepaid Expenses ...........................................             3
--------------------------------------------------------------------------------
   Total Assets ...............................................        26,763
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased ................           136
   Payable for Capital Shares Redeemed ........................            45
   Due to Custodian ...........................................            41
   Payable due to Investment Adviser ..........................            21
   Payable due to Administrator ...............................            11
   Chief Compliance Officer Fees Payable ......................             3
   Payable for Trustees' Fee ..................................             2
   Other Accrued Expenses .....................................            73
--------------------------------------------------------------------------------
   Total Liabilities ..........................................           332
--------------------------------------------------------------------------------
   Net Assets .................................................    $   26,431
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................    $   29,963
   Undistributed Net Investment Income ........................         1,129
   Accumulated Net Realized Gain on Investments ...............           683
   Net Unrealized Depreciation on Investments .................        (5,343)
   Net Unrealized Depreciation on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currencies ........................            (1)
--------------------------------------------------------------------------------
   Net Assets .................................................    $   26,431
--------------------------------------------------------------------------------
   Outstanding Shares of Beneficial Interest (1)
     (unlimited authorization -- no par value) ................     2,304,081
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ...    $    11.47
--------------------------------------------------------------------------------

  *   Foreign currency consists of 29,507,187 Japanese Yen.

(1)   Share amounts not rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2007

                                                                  JAPAN SMALLER
                                                                    COMPANIES
                                                                      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income ............................................    $      591
   Interest Income ............................................             6
   Foreign Taxes Withheld .....................................           (42)
--------------------------------------------------------------------------------
   Total Investment Income ....................................           555
--------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees ...................................           294
   Administration Fees ........................................           125
   Chief Compliance Officer Fees ..............................            10
   Trustees' Fees .............................................             8
   Transfer Agent Fees ........................................           118
   Professional Fees ..........................................            47
   Printing Fees ..............................................            15
   Custodian Fees .............................................            23
   Registration Fees ..........................................            10
   Other Fees .................................................            22
--------------------------------------------------------------------------------
   Total Expenses .............................................           672
--------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees .......................           (84)
--------------------------------------------------------------------------------
   Net Expenses ...............................................           588
--------------------------------------------------------------------------------
   Net Investment Loss ........................................           (33)
--------------------------------------------------------------------------------
   Net Realized Gain on Investments ...........................         2,413
   Net Realized Loss on Foreign Currency Transactions .........          (226)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...........................................        (5,963)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currency ......................................           (36)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments and
     Foreign Currency Transactions ............................        (3,812)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations .......    $   (3,845)
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,

                                                                           JAPAN SMALLER
                                                                             COMPANIES
                                                                                FUND
                                                                       ----------------------
                                                                          2007       2006
---------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Loss ..............................................  $     (33)  $    (306)
   Net Realized Gain on Investments .................................      2,413      14,304
   Net Realized Loss on Foreign Currency Transactions ...............       (226)       (600)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .................................................     (5,963)    (10,921)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currency ............................................        (36)        207
---------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ..     (3,845)      2,684
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ............................................         --      (1,027)
   Net Realized Gains ...............................................         --      (8,453)
---------------------------------------------------------------------------------------------
   Total Dividends and Distributions ................................         --      (9,480)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................................     24,537       8,061
   Reinvestment of Distributions ....................................         --       9,211
   Redemption Fees* .................................................          7          --
   Redeemed .........................................................    (13,408)    (80,308)
---------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions .....................................     11,136     (63,036)
---------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ..........................      7,291     (69,832)
---------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ..............................................     19,140      88,972
---------------------------------------------------------------------------------------------
   End of Period (Includes Undistributed Net Investment Income
     (Distributions in Excess of Net Investment Income) of $1,129
     and ($203), respectively) ......................................  $  26,431   $  19,140
=============================================================================================
SHARE TRANSACTIONS:
   Issued ...........................................................      1,881         629
   Reinvestment of Distributions ....................................         --         641
   Redeemed .........................................................     (1,085)     (5,712)
---------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from
     Share Transactions .............................................        796      (4,442)
=============================================================================================

*     See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                                                  JAPAN SMALLER
                                                                    COMPANIES
                                                                      FUND
                                    ------------------------------------------------------------------------
                                      11/1/06        11/1/05        11/1/04        11/1/03        11/1/02
                                    TO 10/31/07    TO 10/31/06    TO 10/31/05    TO 10/31/04    TO 10/31/03
------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period ..........     $  12.69       $  14.95       $  12.11       $  10.69       $  8.65
                                      --------       --------       --------       --------       -------
Income from
   Investment Operations:
     Net Investment Loss ........        (0.01)(1)      (0.07)(1)      (0.10)(1)      (0.11)(1)     (0.06)
     Net Realized and
     Unrealized Gains
     (Losses) on Investment
     and Foreign Currency
     Transactions ...............        (1.21)         (0.60)++        3.22           1.87          2.61
                                      --------       --------       --------       --------       -------
Total from
   Investment Operations ........        (1.22)         (0.67)          3.12           1.76          2.55
                                      --------       --------       --------       --------       -------
Redemption Fees .................           --*            --             --           0.01            --
                                      --------       --------       --------       --------       -------
Dividends and Distributions:
     Net Investment Income ......           --          (0.16)         (0.06)         (0.22)        (0.23)
     Net Realized Gain ..........           --          (1.43)         (0.22)         (0.13)        (0.28)
                                      --------       --------       --------       --------       -------
Total Dividends and
   Distributions ................           --          (1.59)         (0.28)         (0.35)        (0.51)
                                      --------       --------       --------       --------       -------
Net Asset Value,
   End of Period ................     $  11.47       $  12.69       $  14.95       $  12.11       $ 10.69
                                      ========       ========       ========       ========       =======
Total Return+ ...................        (9.61)%**      (5.62)%        26.41%         17.07%        31.76%**
                                      ========       ========       ========       ========       =======
Net Assets,
   End of Period (000) ..........     $ 26,431       $ 19,140       $ 88,972       $ 86,007       $ 2,283
Ratio of Expenses to
   Average Net Assets ...........         2.00%          1.66%          1.56%          1.66%         2.00%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Reimbursements) ..............         2.29%          1.66%          1.56%          1.66%        21.06%
Ratio of Net Investment
   Loss to Average
   Net Assets ...................        (0.11)%        (0.51)%        (0.75)%        (0.90)%       (0.74)%
Portfolio Turnover Rate .........          127%           103%            64%            38%           39%

 *    Amount represents less than $0.01 per share.

** If the Adviser had not limited certain expenses, the Fund's total return would have been lower.

 + The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ The amount shown for the year ended October 31, 2006, for a share outstanding throughout the year does not accord with aggregate net gains on investments for that year because of the sales and repurchases of the Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)   Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of 300 billion yen or less) Japanese issuers. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant

October 31, 2007

      Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and requests that a meeting of the Committee be held. As of October 31, 2007, the total market value of fair valued securities was $24,807,740.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

            (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

            (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

      The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of

October 31, 2007

      equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

      FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the year ended October 31, 2007.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

      OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the year ended October 31, 2007, there were $6,798 of redemption fees retained.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum fee of $125,000, plus $20,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Citigroup Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2007, were as follows
(000):

Purchases ...................................................   $ 46,968

Sales .......................................................     33,945

October 31, 2007

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate in the period that the differences arise. Permanent book and tax basis differences related to foreign currencies, Real Estate Investment Trusts and passive foreign investment corporations, resulted in reclassifications of $1,365 (000) to undistributed net investment income and $(1,365) (000) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions declared during the last two fiscal years was as follows (000):

                                       ORDINARY     LONG-TERM
                                        INCOME    CAPITAL GAIN   TOTALS
                                       --------   ------------   ------
2007                                    $    --      $    --     $   --
2006                                      4,120        5,360      9,480

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income                                  $  2,151
Undistributed Long-Term Capital Gain                                115
Unrealized Depreciation on Investments and Foreign Currency      (5,798)
                                                               --------
Total Accumulated Losses                                       $ (3,532)
                                                               --------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding foreign currency) held by the Fund at October 31, 2007, were as follows (000):

                   AGGREGATE GROSS   AGGREGATE GROSS
                      UNREALIZED        UNREALIZED     NET UNREALIZED
FEDERAL TAX COST     APPRECIATION      DEPRECIATION     DEPRECIATION
----------------   ---------------   ---------------   --------------
    $ 32,099            $ 648           $ (6,445)         $ (5,797)

October 31, 2007

8.    CONCENTRATIONS/RISKS:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of securities in the issuer's home country.

9.    INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   OTHER:

At October 31, 2007, 81% of total shares outstanding were held by three shareholders of the Fund, which was comprised of omnibus accounts that were held on behalf of various individual shareholders.

11.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Japan Smaller Companies Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Japan Smaller Companies Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                BEGINNING     ENDING                  EXPENSES
                                 ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                  VALUE        VALUE       EXPENSE     DURING
JAPAN SMALLER COMPANIES FUND    05/01/07     10/31/07      RATIOS      PERIOD*
------------------------------------------------------------------------------
ACTUAL FUND RETURN             $ 1,000.00   $   810.00      2.00%      $  9.12
HYPOTHETICAL 5% RETURN           1,000.00     1,015.12      2.00         10.16
------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term

                                                                      TERM OF
                                        POSITION(S)                 OFFICE AND
    NAME, ADDRESS,                       HELD WITH                   LENGTH OF
        AGE 1                            THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                         Chairman                   (Since 1991)
61 yrs. old                            of the Board
                                       of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                         Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2007.

                                          NUMBER OF
                                          PORTFOLIOS
                                       IN THE ADVISORS'
                                      INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                 MEMBER              HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------
Currently performs various                    36          Trustee of The Advisors' Inner
services on behalf of SEI                                 Circle Fund II, Bishop Street Funds,
Investments for which Mr. Nesher                          SEI Asset Allocation Trust, SEI
is compensated. Executive Vice                            Daily Income Trust, SEI Index Funds.
President of SEI Investments,                             SEI Institutional International
1986-1994. Director and Executive                         Trust, SEI Institutional Investments
Vice President of the                                     Trust, SEI Institutional Managed
Administrator and the Distributor,                        Trust, SEI Liquid Asset Trust, SEI
1981-1994.                                                Tax Exempt Trust, SEI Opportunity
                                                          Master Fund, L.P., SEI Opportunity
                                                          Fund, L.P., SEI Global Master Fund,
                                                          PLC, SEI Global Assets Fund, PLC,
                                                          SEI Global Investments Fund, PLC,
                                                          SEI Investments Global, Limited, SEI
                                                          Investments Global Fund Services
                                                          Limited, SEI Investments (Europe)
                                                          Ltd., SEI Investments-Unit Trust
                                                          Management (UK) Limited, and SEI
                                                          Global Nominee Ltd.

----------------------------------------------------------------------------------------------
Self Employed Consultant since                36          Director of SEI Investments Company
2003. Partner, Morgan, Lewis &                            and SEI Investments Distribution
Bockius LLP (law firm) from                               Co., SEI Investments-Global Fund
1976-2003, counsel to the Trust,                          Services, Limited, SEI Investments
SEI Investments, the Administrator                        Global Limited, SEI Investments
and the Distributor. Director of                          (Europe), Limited, SEI Investments
SEI Investments since 1974;                               (Asia) Limited, SEI Asset Korea Co.,
Secretary of SEI Investments since                        Ltd. Trustee of The Advisors' Inner
1978.                                                     Circle Fund II, SEI Investments, SEI
                                                          Asset Allocation Trust, SEI Daily
                                                          Income Trust, SEI Index Funds, SEI
                                                          Institutional International Trust,
                                                          SEI Institutional Investments Trust,
                                                          SEI Institutional Managed Trust, SEI
                                                          Liquid Asset Trust and SEI Tax
                                                          Exempt Trust.
----------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    TERM OF
                                       POSITION(S)                 OFFICE AND
    NAME, ADDRESS,                      HELD WITH                   LENGTH OF
       AGE 1                            THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                          Trustee                   (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                  Trustee                   (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                         NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                MEMBER               HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since            36           Trustee of The Advisors' Inner
1994. Partner, Dechert, September                         Circle Fund II, SEI Asset
1987-December 1993.                                       Allocation Trust, SEI Daily Income
                                                          Trust, SEI Index Funds, SEI
                                                          Institutional International Trust,
                                                          SEI Institutional Investments
                                                          Trust, SEI Institutional Managed
                                                          Trust, SEI Liquid Asset Trust and
                                                          SEI Tax Exempt Trust, and the U.S.
                                                          Charitable Gift Trust.

----------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound            36           Trustee, State Street Navigator
Consultants, Inc. since April                             Securities Lending Trust, since
1997. General Partner, Teton                              1995. Trustee of The Fulcrum
Partners, L.P., June 1991-December                        Trust. Trustee of the Advisors'
1996; Chief Financial Officer,                            Inner Circle Fund II, SEI Asset
Nobel Partners, L.P., March                               Allocation Trust, SEI Daily Income
1991-December 1996; Treasurer and                         Trust, SEI Index Funds, SEI
Clerk, Peak Asset Management.                             Institutional International Trust,
Inc., since 1991.                                         SEI Institutional Investments
                                                          Trust, SEI Institutional Managed
                                                          Trust, SEI Liquid Asset Trust, SEI
                                                          Tax Exempt Trust, SEI Opportunity
                                                          Master Fund, L.P. and SEI
                                                          Opportunity Fund, L.P.
----------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   TERM OF
                                     POSITION(S)                 OFFICE AND
      NAME, ADDRESS,                  HELD WITH                   LENGTH OF
          AGE 1                       THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKORIAN                     Trustee                   (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                     Trustee                   (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                    Trustee                   (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
JAMES F. VOLK, CPA                    President                  (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                      Controller and               (Since 2005)
47 yrs. old                    Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                      Chief Compliance              (Since 2006)
44 yrs. old                            Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                     Vice President               (Since 2007)
50 yrs. old                         and Secretary

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                         NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD      OTHER DIRECTORSHIPS HELD
        DURING PAST 5 YEARS                MEMBER           BY BOARD MEMBER/OFFICER 3
---------------------------------------------------------------------------------------
Self-Employed Legal and Financial           36           Trustee of The Advisors' Inner
Services Consultant since 2003.                          Circle Fund II.
State Street Bank Global
Securities and Cash Operations
from 1995 to 2003.
---------------------------------------------------------------------------------------
Self-Employed Business Consultant,          36           Director, Crown Pacific, Inc.
Business Project Inc. since 1997.                        and Trustee of The Advisors'
CEO and President, United Grocers                        Inner Circle Fund II.
Inc. from 1997 to 2000.

---------------------------------------------------------------------------------------
Retired.                                    36           Director, Federal Agricultural
                                                         Mortgage Corporation. Trustee
                                                         of The Advisors' Inner Circle
                                                         Fund II.
---------------------------------------------------------------------------------------
Senior Operations Officer, SEI              N/A                       N/A
Investments, Fund Accounting and
Administration (1996-present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of
Investment Management (1993-1996).
---------------------------------------------------------------------------------------
Director, SEI Investments, Fund             N/A                       N/A
Accounting since July 2005.
Manager, SEI Investments AVP from
April 1995 to February 1998 and
November 1998 to July 2005.
---------------------------------------------------------------------------------------
Director of Investment Product              N/A                       N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
---------------------------------------------------------------------------------------
Corporate Counsel of SEI since              N/A                       N/A
2007; Associate, Stradley, Ronan,
Stevens & Young, 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.
---------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       TERM OF
                                             POSITION(S)             OFFICE AND
   NAME, ADDRESS,                             HELD WITH               LENGTH OF
        AGE 1                                 THE TRUST              TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                               Vice President           (Since 2004)
39 yrs. old                            and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                      Assistant Vice President      (Since 2000)
39 yrs. old                            and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                          Assistant Vice President      (Since 2006)
33 yrs. old                            and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                            Vice President           (Since 2007)
34 yrs. old                           and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                               AML Compliance           (Since 2005)
30 yrs. old                                    Officer

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                             NUMBER OF
                                             PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                  MEMBER          HELD BY OFFICER
--------------------------------------------------------------------------------

Employed by SEI Investments Company             N/A                  N/A
since 2004. Vice President,
Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis
& Bockius LLP from 2000-2003. Counsel,
Assistant Vice President, ING Variable
Annuities Group from 1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and             N/A                  N/A
Assistant Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm) from
1997-1999; Associate, Richter, Miller
& Finn (law firm) from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary          N/A                  N/A
of SEI Investments Management Corp.
and SEI Global Funds Services since
2005. Compliance Officer of SEI
Investments from 2001-2004. Account
and Product Consultant, SEI Private
Trust Company, 1998-2001.
--------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;            N/A                  N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal
Investigator, U.S. Department of Labor
2002-2004; U.S. Securities and
Exchange Commission - Division of
Investment Management, 2003.
--------------------------------------------------------------------------------
Assistant Vice President and AML                N/A                  N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004 to
November 2004. Senior Compliance
Analyst at UBS Financial Services
from October 2002 to January 2004.
Knowledge Management Analyst at
PricewaterhouseCoopers Consulting from
September 2000 to October 2002.
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an update of the firm and reviewed recent personnel additions, including the retention of a new chief compliance officer. The Adviser's representatives then reviewed the firm's distribution efforts, compliance initiatives, and developments in technology and training. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED) (UNAUDITED)

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. The Board concluded that, although the Fund underperformed its benchmark over various periods of time, the Fund's more recent performance was favorable and was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of the Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

NOTICE TO SHAREHOLDERS (UNAUDITED)

                                      LONG TERM       ORDINARY
                                     CAPITAL GAIN      INCOME          TOTAL
FUND                                DISTRIBUTIONS   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------
JAPAN SMALLER COMPANIES FUND            0.00%          100.00%        100.00%

FOREIGN TAXES DURING THE FISCAL PERIOD ENDED OCTOBER 31, 2007, AMOUNTING TO $41,882, ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2007, WHICH SHAREHOLDERS OF THIS FUND WILL RECEIVE IN LATE JANUARY, 2008. IN ADDITION, FOR THE PERIOD ENDED OCTOBER 31, 2007, GROSS FOREIGN SOURCE INCOME AMOUNTED TO $592,726.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

INVESTMENT ADVISER:
Prospect Asset Management, Inc.
6700 Kalanianaole Highway, Suite 122
Honolulu, HI 96825

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
   BY TELEPHONE: Call 1-800-335-2110
   BY INTERNET: www.jscf.com
   BY MAIL: Write to us

                        The Japan Smaller Companies Fund
                                 P.O. Box 182218
                             Columbus, OH 43218-2218

PAM-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.